UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-3906
                                                --------

     PC&J  Performance  Fund
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  OH  45402-1819
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton,  OH
45402-1819
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31

Date  of  reporting  period:  June  30,  2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PERFORMANCE  FUND

Semi-Annual  Report
to  Shareholders
June  30,  2003



     The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2003 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.


                               ________/s/_____
                                  James Johnson
                                    Secretary

                              ________/s/_______
                                Kathleen Carlson
                                    Treasurer

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2002, 2001, 2000, and 1999 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2003 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

Selected Data for Each Share of Capital       2003
Stock Outstanding Throughout the Period   (Unaudited)     2002       2001       2000       1999

NET ASSET VALUE-BEGINNING OF PERIOD       $     19.95   $  26.02   $  31.63   $  39.41   $ 34.23

Income from investment operations:
   Net investment income (loss)                  0.02      (0.07)     (0.11)     (0.16)    (0.18)
   Net realized and unrealized
      gain (loss) on securities                  2.07      (6.00)     (5.50)     (4.86)     6.01

TOTAL FROM INVESTMENT OPERATIONS                 2.09      (6.07)     (5.61)     (5.02)     5.83

Less dividends:
   From net investment income                   (0.00)     (0.00)     (0.00)     (0.00)    (0.00)
   From net realized gain
     on investments                             (0.00)     (0.00)     (0.00)     (2.76)    (0.65)

TOTAL DIVIDENDS                                 (0.00)     (0.00)     (0.00)     (2.76)    (0.65)

NET ASSET VALUE-END OF PERIOD             $     22.04   $  19.95   $  26.02   $  31.63   $ 39.41


TOTAL RETURN                                    10.48%   (23.33%)   (17.74%)   (12.80%)    17.03%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                   1.49% *       1.50%      1.50%      1.50%     1.50%
   Net investment income (loss)                0.19%*     (0.17%)    (0.38%)    (0.44%)   (0.52%)

Portfolio turnover rate                      78.29% *      79.86%     57.58%     35.40%    23.72%

Net assets at end of period (000's)       $    36,278   $ 34,387   $ 46,094   $ 56,084   $63,003

*   Annualized

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2003
(UNAUDITED)

                                        PERCENT
SECURITY                             OF NET ASSETS   NUMBER OF SHARES  MARKET VALUE
-----------------------------------  --------------  ----------------  -------------

COMMON STOCKS

Consumer discretionary:                       13.1%
 AOL Time Warner Inc. (1)                                      70,200  $   1,129,518
 Dicks Sporting Goods Co. (1)                                   5,000        183,400
 May Department Stores Co.                                     30,000        667,800
 Omnicom Group Inc.                                             7,500        537,750
 Toll Brothers Inc. (1)                                        13,000        368,030
 Viacom Inc. Cl B (1)                                          18,000        785,880
 Wal Mart Stores Inc.                                          20,000      1,073,400

                                                                           4,745,778

Consumer staple:                               6.0
 General Mills Inc.                                             8,600        407,726
 Newell Rubbermaid Inc.                                        63,000      1,764,000

                                                                           2,171,726

Energy:                                        5.7
 Anadarko Petroleum Corp.                                      30,000      1,334,100
 Exxon Mobil Corp.                                             20,346        730,625

                                                                           2,064,725

Financial services:                           16.9
 American Express Co.                                          13,600        568,616
 American International Group Inc.                              9,534        526,086
 Citigroup Inc.                                                17,000        727,600
 Commerce Bancorp NJ                                           41,000      1,521,100
 Fleetboston Financial Corp.                                   31,800        944,778
 J P Morgan & Co. Inc.                                         13,000        444,340
 Merrill Lynch & Co. Inc.                                       8,500        396,780
 Wells Fargo & Co.                                             20,000      1,008,000

                                                                           6,137,300

Healthcare:                                   15.4
 Gilead Sciences Inc. (1)                                      21,000      1,166,550
 Johnson & Johnson                                             13,000        672,100
 Pfizer Inc.                                                   34,000      1,161,100
 Schering Plough Corp.                                         53,000        985,800
 UnitedHealth Group Inc.                                       32,000      1,608,000

                                                                           5,593,550

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
SCHEDULE  OF  INVESTMENTS  (Continued)
JUNE  30,  2003
(UNAUDITED)

                                     PERCENT
                                      OF NET                       MARKET
SECURITY                              ASSETS   NUMBER OF SHARES     VALUE
-----------------------------------  --------  ----------------  -----------

Industrials:                            14.8%
 General Electric Co.                                    34,800  $   998,064
 Honeywell International                                 61,000    1,637,850
 Pitney Bowes Inc.                                       19,000      729,790
 Raytheon Company                                        46,000    1,510,640
 United Technologies Corp.                                7,000      495,810

                                                                   5,372,154

Materials:                               4.7
 Dow Chemical Co.                                        23,000      712,080
 Eastman Chemical Co.                                    31,000      981,770

                                                                   1,693,850

Technology:                             13.9
 Broadcom Corp. (1)                                      16,000      398,560
 Cisco Systems Inc. (1)                                  25,000      419,750
 Hewlett Packard Co.                                     35,000      745,500
 Intel Corp.                                             30,000      624,300
 L-3 Communications Hldgs. Inc. (1)                      17,500      761,075
 Microsoft Corp.                                         46,000    1,179,440
 Nasdaq 100 Trust Series 1 (1)                           14,000      419,300
 Texas Instruments Inc.                                  19,000      334,400
 Yahoo Inc. (1)                                           5,000      163,500

                                                                   5,045,825

Telecommunications:                      0.9
 Nokia Corp                                              19,500      320,385

TOTAL COMMON STOCKS
 (Cost $29,320,448)                     91.4                      33,145,293

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2003
(UNAUDITED)



                                       PERCENT
                                        OF NET                       MARKET
SECURITY                                ASSETS   NUMBER OF SHARES     VALUE
-------------------------------------  --------  ----------------  -----------

SHORT-TERM OBLIGATIONS                     9.6%
 First American Treasury Obligations                               $    47,598
 Federated Prime Obligations MM Fund                                 3,450,000


TOTAL SHORT-TERM OBLIGATIONS
 (Cost $3,497,598)                                                   3,497,598


TOTAL INVESTMENTS
 (Cost $32,818,046) (2)                  101.0%                    $36,642,891

(1)  Non-income  producing  security.
(2)  Represents  cost  for  federal  income  tax  and  book purposes and differs
  from  market  value  by  net  unrealized  appreciation.   (See  Note  D)
See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2003
(UNAUDITED)

ASSETS
Investments in securities, at market value
 (Cost basis - $32,818,046) (Notes A & D)                        $36,642,891

Receivables:
 Dividends and interest                                               43,643
 Fund shares sold                                                     14,912
 Securities sold                                                     504,272
             Total receivables                                       562,827

Total assets                                                      37,205,718

LIABILITIES

Payables:
             Accrued expenses (Note B)                               (45,361)
 Fund shares redeemed                                                (25,928)
 Securities purchased                                               (856,124)
             Total payables                                         (927,413)

NET ASSETS                                                       $36,278,305

SHARES OUTSTANDING (Unlimited authorization - no par value):
 Beginning of period                                               1,723,290
 Net decrease (Note C)                                               (77,046)

 End of Period                                                     1,646,244

NET ASSET VALUE, offering price and redemption price per share   $     22.04

NET ASSETS CONSIST OF:
 Paid in capital                                                 $32,638,712
 Net unrealized appreciation on investments                        3,824,845
 Undistributed Net Income                                             31,757
 Accumulated net realized loss on investments                       (217,009)

 Net Assets                                                      $36,278,305

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003
(UNAUDITED)

INVESTMENT INCOME (Note A):
 Dividends                                                        $  272,442
 Interest                                                             12,004

Total investment income                                              284,446

EXPENSES (Note B):
 Investment advisory fee                                             168,441
 Management fee                                                       84,248
Total expenses                                                       252,689

NET INVESTMENT INCOME                                                 31,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                    319,060
 Change in unrealized appreciation (depreciation) of investments   3,087,628
NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS            3,406,688

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $3,438,445

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                                             For the Six Months       For the Year
                                                                                    Ended               Ended
                                                                               June 30, 2003     December 31, 2002
                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment gain (loss)                                                         $    31,757     $    (67,995)
 Net realized gain (loss) on investments                                                319,060         (324,167)
 Change in unrealized appreciation (depreciation) of
        investments                                                                   3,087,628      (10,409,231)

Net increase (decrease) in net assets from operations                                 3,438,445      (10,801,393)

DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income                                                         0                0
 Dividends from net realized gain on investments                                              0                0
Net decrease in assets from dividends to shareholders                                         0                0

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS (Note C)                                                                (1,546,642)        (906,141)
Total increase (decrease) in net assets                                               1,891,803      (11,707,534)

NET ASSETS:
 Beginning of period                                                                 34,386,502       46,094,036
 End of period                                                                      $36,278,305     $ 34,386,502

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
NOTES  TO  FINANCIAL  STATEMENTS
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price as of the close of New York Stock Exchange trading on the day the securities are being valued. Lacking a last sale price, a security is valued at its last bid price. If the Adviser decides through the due diligence process that the last sale price or last bid price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $498,448, which can be carried forward through 2010.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $168,441 for the six months ended June 30, 2003.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $84,248 for the six months ended June 30, 2003. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PERFORMANCE  FUND
-----------------------
NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)
(UNAUDITED)

C.     CAPITAL  SHARE  TRANSACTIONS

                              For the Six Months Ended                For the Year Ended
                                    June 30, 2003                      December 31, 2002
                                     (Unaudited)

                             Shares               Dollars             Shares                Dollars
Subscriptions                83,102            $ 1,681,970            107,372            $ 2,497,168
Reinvestment of dividends         0                      0                  0                      0

                             83,102              1,681,970            107,372              2,497,168
Redemptions                (160,148)            (3,228,612)          (155,584)            (3,403,309)

Net decrease                (77,046)           $(1,546,642)           (48,212)           $  (906,141)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2003, aggregated $24,848,021 and $27,888,278 respectively.
At June 30, 2003, gross unrealized appreciation on investments was $4,915,545 and gross unrealized depreciation on investments was $1,090,700 for a net unrealized appreciation of $3,824,845 for federal income tax purposes. The difference between federal income tax cost of portfolio investments and the financial statement cost for the fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.


E.  FEDERAL  TAX  DISCLOSURE
The  fund  did  not  make  any  distributions  in  2002  or  2001.


                          Tax Basis of Distributable Earnings
                                As of December 31, 2002

Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------

$                       0       $                          0  $                699,596

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE
(UNAUDITED)

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.
The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the investment Company Act of 1940.

                                                               NUMBER OF PORTFOLIOS
                                POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------  --------------  -------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926                  Trustee since
Year of Birth: 1935             Trustee                  1987                     2
------------------------------  --------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
 December 1998, Vice President-Finance and Treasurer,
 Price Brothers Company (concrete pipe products)        None
------------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                         POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS    FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
-----------------------  --------------  ------------------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429
Year of Birth: 1931      Trustee         Trustee since 2003                     2
-----------------------  --------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------

Since June 2001, Consultant to Neff Packaging Solutions
 Inc.; from June 1980 to June 2001, Chairman and CEO of
 Neff Packaging Solutions Inc. (paper container
 manufacturer)                                            None
--------------------------------------------------------  -----------------------------------

                                                      NUMBER OF PORTFOLIOS
                       POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS  FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  --------------  -------------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                     Trustee since
Year of Birth: 1954    Trustee                  2003                     2
---------------------  --------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------

Not presently employed; from May 1988 to May 1997,
 partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE  (Concluded)
(UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                        NUMBER OF PORTFOLIOS
                       POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS     WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  ----------------  -------------  --------------------
Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President         President and
Dayton, Ohio  45402    and               Trustee since
Year of Birth: 1940    Trustee                    1985                     2
---------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                        Treasurer and
Dayton, Ohio 45402         Treasurer and     Trustee since
Year of Birth: 1955        Trustee                    1985                     2
-------------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
President and Treasurer of Adviser since
September 1982                             None
-----------------------------------------  -----------------------------------

                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------
James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                     Secretary and
Dayton, Ohio 45402      Secretary and     Trustee since
Year of Birth: 1952     Trustee                    1985                     2
----------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**As of December 31, 2002, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

ITEM  2.  CODE  OF  ETHICS.  Not  applicable.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  applicable.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  applicable.

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  RESERVED.


ITEM  9.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 19, 2003, the disclosure controls and procedures are
                    ----------  ----
reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM  10.  EXHIBITS.
(a)(1)     Not  applicable.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)     Certification  required  by  Item 10(b) of Form N-CSR is filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     PC&J  Performance  Fund

By___________/s/_____________

Kathleen  A.  Carlson,  Treasurer

Date: August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By__________/s/_______________________

     Leslie  O.  Parker  III,  President

Date: August 21, 2003

By__________/s/________________________

     Kathleen  A.  Carlson,  Treasurer

Date: August 21, 2003

                                                                 Exhibit 99.CERT

                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III,  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant's disclosure controls and procedures presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 21, 2003

____________/s/________________
Leslie  O.  Parker  III
President

I,  Kathleen  A.  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant's disclosure controls and procedures presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 21, 2003

___________/s/_______________
Kathleen  A.  Carlson
Treasurer

                                                                   EX-99.906CERT

                                  CERTIFICATION
     Leslie O. Parker, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Performance Fund (the "Registrant"), each certify to the  best  of  his  or  her  knowledge  that:
1. The Registrant's periodic report on Form N-CSR for the period ended June 30, 2003 (the "Form N-CSR") fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Performance  Fund                            PC&J  Performance  Fund

__________/s/______________                     __________/s/________________
Leslie  O.  Parker  III                         Kathleen  A.  Carlson

Date: August 21, 2003                           Date: August 21, 2003

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Performance Fund and will be retained by PC&J Performance Fund and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This  certification  is  being furnished to the Commission solely pursuant to 18
U.S.C.   1350  and  is  not being filed as part of the Form N-CSR filed with the
Commission.